Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Significant Accounting Policies [Line Items]
Restricted cash		$ 8,425
Allowance for advances to suppliers			$ 222,721
Expected credit losses	62,381	1,342,454
Net realizable value
Company received government subsidies		338	$ 14,035
Potentially Dilutive Ordinary Shares			55
Foreign currency translation loss adjustments	13,264,053	(1,120,662)	$ (62,877)
Cash and cash equivalents	263,255,420	173,009,847
Expected credit loss expense	$ 16,623	$ 105,212	$ 288,662